STOCK BASED COMPENSATION (Details 2) (Stock options)	12 Months Ended
Dec. 31, 2014
Stock Option Plans
Stock Based Compensation
Life of awards	10 years
1999 Plan
Stock Based Compensation
Vesting period	5 years
Number of shares authorized for issuance	100,000
1993 Non-Employee Directors Stock Ownership Incentive Plan
Stock Based Compensation
Number of shares authorized for issuance	20,000